Supplement Dated July 15, 2022
To The Prospectus Dated April 25, 2022
JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Effective June 17, 2022, for the JNL/Heitman U.S. Focused Real Estate Fund, please delete all references to and information for Mathew Spencer.

Effective July 1, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Praveen Kumar	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Brian Lum, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Charlie Broughton, CFA	October 2021	Portfolio Manager, Baillie Gifford & Co.*
Steve Vaughan, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Remya Nair	July 2022	Portfolio Manager, Baillie Gifford & Co.*
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Ryan Myers	January 2021	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager, WCM
* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

Effective July 1, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Rajiv Jain	September 2017	Chairman and Chief Investment Officer, GQG
James Anders, CFA	July 2022	Senior Investment Analyst and Portfolio Manager, GQG
Brian Kersmanc	July 2022	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	September 2019	Senior Investment Analyst and Portfolio Manager, GQG

Effective July 1, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the eleventh paragraph in the entirety and replace with the following:

Steve Vaughan, CFA, joined Baillie Gifford in 2012. Mr. Vaughan is a member of the Manager’s International Smaller Companies Portfolio Construction Group and a member of the Manager’s International Alpha Portfolio Construction Group. He is a CFA Charterholder. Prior to joining Baillie Gifford, Mr. Vaughan was an Officer in the British Army for nine years. He graduated BA (Hons) in Jurisprudence from the University of Oxford in 2001 and MA in International Relations from the University of Exeter in 2012.

Remya Nair joined Baillie Gifford in 2018 and is a portfolio manager in the Smaller Companies Equities Team. Ms. Nair is a member of the Manager’s Pan European Smaller Companies Portfolio Construction Group and a member of the Manager’s International Smaller Companies Portfolio Construction Group. She graduated MSc (Hons) in International Development Management in 2018, and previously BSc (Dual Hons) in Social Policy and Sociology in 2017, from the London School of Economics.

Effective July 1, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, please delete the second and third paragraphs in the entirety and replace with the following:

Under normal circumstances, GQG’s Portfolio Managers who are jointly and primarily responsible for the day-to-day management of the Fund are identified below. Investment decisions are typically made collaboratively, although, as Chief Investment Officer, Rajiv Jain has the right to act unilaterally.
Rajiv Jain, Chairman and Chief Investment Officer of GQG, serves as a Portfolio Manager of the Fund. Prior to joining GQG in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”). He joined Vontobel in 1994 as an equity analyst and portfolio manager of its international equity portfolios. Mr. Jain earned an MBA in Finance and International Business from the University of Miami in 1993. He also has a Master’s degree from the University of Ajmer and an undergraduate degree in Accounting.
James Anders, CFA, Senior Investment Analyst at GQG, serves as a Portfolio Manager of the Fund. Prior to joining GQG Adviser in 2017, Mr. Anders was a Senior Vice President and research analyst at Mercator Asset Management, where his regional research responsibilities included Benelux and Latin America. From 2008 to 2013, Mr. Anders served as a research analyst at Consilium Investment Management. Earlier in his career, he served as a Senior Analyst with SGS Asset Management from 2002 to 2008. Mr. Anders began his investment career in 1993, serving in a variety of investment roles with several boutique investment firms. Mr. Anders earned an MBA from Columbia Business School and an undergraduate degree in Economics from Hamilton College.
Brian Kersmanc, Senior Investment Analyst at GQG, serves as a Portfolio Manager of the Fund. Prior to joining GQG in 2016, Mr. Kersmanc spent six years at Jennison Associates, where he served most recently as an analyst on the Small/Midcap Equity Research team, focusing on a wide array of sectors from real estate equities including building products manufacturers, title insurers, and homebuilders to industrials competing in the aerospace and automotive end markets. Prior to Jennison, Mr. Kersmanc began his career at Brown Brothers Harriman in 2008. Mr. Kersmanc earned his MBA at Rutgers University and his BA in Economics from the University of Connecticut.

Sudarshan Murthy, CFA, Senior Investment Analyst at GQG, serves as a Portfolio Manager of the Fund. Prior to joining GQG in 2016, Mr. Murthy was a generalist analyst in Asian equities at Matthews International Capital from 2011 to 2016 and a sell-side research associate at Sanford C. Bernstein from 2010 to 2011. Earlier in his career, he held various operational roles in the IT services industry, including at Infosys from 2001 to 2006. Mr. Murthy earned an MBA from The Wharton School of Business at the University of Pennsylvania, where he graduated as a Palmer Scholar (top 5% of graduating class). He also received a Post Graduate Diploma in Management from the Indian Institute of Management, Calcutta and a Bachelor of Engineering from the National Institute of Technology, Surathkal, in India.

This Supplement is dated July 15, 2022.

Supplement Dated July 15, 2022
To The Statement of Additional Information
Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 17, 2022, for the JNL/Heitman U.S. Focused Real Estate Fund, please delete all references to and information for Mathew Spencer.

Effective July 1, 2022, on page 183, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Baillie Gifford Overseas Limited, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for the JNL Multi-Manager International Small Cap Fund, please delete the table in the entirety and replace with the following, which reflects information as of May 31, 2022:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Praveen Kumar	Other Registered Investment Companies	2	$215 million	1	$175 million
	Other Pooled Vehicles	3	$2.46 billion	0	$0
	Other Accounts	2	$96 million	0	$0

Brian Lum, CFA	Other Registered Investment Companies	6	$35.38 billion	3	$31.8 billion
	Other Pooled Vehicles	5	$1.4 billion	1	$163 million
	Other Accounts	35	$12.14 billion	0	$0

Charlie Broughton, CFA	Other Registered Investment Companies	2	$215 million	1	$175 million
	Other Pooled Vehicles	1	$270 million	0	$0
	Other Accounts	2	$656 million	0	$0

Steve Vaughan, CFA	Other Registered Investment Companies	2	$215 million	1	$175 million
	Other Pooled Vehicles	1	$270 million	0	$0
	Other Accounts	2	$656 million	0	$0

Remya Nair	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective July 1, 2022, on page 185, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Baillie Gifford Overseas Limited, under “Security Ownership of Portfolio Managers for the JNL Multi-Manager International Small Cap Fund as of May 31, 2022,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Praveen Kumar	X
Brian Lum, CFA	X
Charlie Broughton, CFA	X
Steve Vaughan, CFA	X
Remya Nair	X

Effective July 1, 2022, on page 217, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, please delete, “Portfolio Manager Compensation Structure,” in the entirety and replace with the following:

Each GQG portfolio manager receives a fixed salary, retirement benefits, investment management services from GQG, and, in the case of Messrs. Anders, Kersmanc and Murthy, variable compensation, which includes a discretionary annual bonus that is based on both a qualitative and quantitative evaluation of the portfolio manager’s performance and the GQG’s overall performance and profitability. A portion of the discretionary annual bonus is typically paid in cash each year, and the remainder of the bonus is normally allocated to a deferred compensation plan, subject to a vesting schedule and paid out over time (e.g., 3 years). Amounts deferred under the plan earn the rate of return earned by the Institutional Shares class of the proprietary mutual fund advised by GQG, calculated gross of management fees but net of other operating expenses. No portfolio manager’s compensation is directly based on the value of assets in a Fund’s portfolio. In addition, from time-to-time, employees of GQG, including Messrs. Anders, Kersmanc and Murthy, may receive an award of restricted stock units in GQG’s parent company, GQG Partners Inc. The grant of any such award is subject to the discretion of the Board of Directors of GQG Partners Inc.

Effective July 1, 2022, on pages 217-218, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for the JNL/GQG Emerging Markets Equity Fund, please delete the table in the entirety and replace with the following, which reflects information as of December 31, 2021 unless otherwise noted:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rajiv Jain	Other Registered Investment Companies	11	$33.70 billion	0	$0
	Other Pooled Vehicles	39	$32.86 billion	3	$263 million
	Other Accounts	47	$23.44 billion	7	$7.57 billion

Sudarshan Murthy, CFA[1]	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

James Anders, CFA[2]	Other Registered Investment Companies	2	$190 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Brian Kersmanc[2]	Other Registered Investment Companies	1	$47 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
1 Mr. Murthy does not have any decision making authority over any accounts.
2 Information provided as of May 31, 2022.

Effective July 1, 2022, on page 219, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, under “Security Ownership of Portfolio Managers for the JNL/GQG Emerging Markets Equity Fund as of May 31, 2022,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Rajiv Jain	X
Sudarshan Murthy, CFA	X
James Anders, CFA	X
Brian Kersmanc	X

This Supplement is dated July 15, 2022.